MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities and Fair Value Measurement [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the periods indicated:

	December 31
	2023	2022
Government bonds *	353,414	339,684
Municipal bonds	2,319	2,551
Corporate debt securities	13,234	21,252
Commercial paper	-	4,195
Certificates of deposit	4,680	6,907
Total	373,647	374,589

* As of December 31, 2023 and 2022, consists of $0 and $1,502 non-U.S. government bonds, respectively.

Schedule of Financial Assets Measured at Fair Value on Recurring Basis
The following table sets forth the Company’s financial assets as of December 31, 2023 and 2022, that are measured at fair value on a recurring basis during the period:

	December 31, 2023
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	353,414	355,382	(2,139)	171
Municipal bonds	2,319	2,363	(44)	-
Corporate debt securities	13,234	13,404	(170)	-
Certificates of deposit	4,680	4,680	-	-
Total	373,647	375,829	(2,353)	171

	December 31, 2022
	Fair value	Cost or amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
Level 2 securities:
Government bonds	339,684	348,687	(9,003)	-
Municipal bonds	2,551	2,674	(123)	-
Corporate debt securities	21,252	21,850	(612)	14
Commercial paper	4,195	4,195	-	-
Certificates of deposit	6,907	6,914	(7)	-
Total	374,589	384,320	(9,745)	14

Schedule of Debt Securities on Maturity
As of December 31, 2023 and 2022, the Company’s debt securities and certificates of deposit had the following maturity dates:

	December 31
	2023	2022
Due within one year	308,671	243,094
1 to 2 years	49,259	124,037
2 to 3 years	15,717	7,458
Total	373,647	374,589